Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Other Intangible Assets
All long-lived intangible assets are reviewed for impairment at least annually, or more frequently if an event occurs indicating the potential for impairment. The Company performed the annual assessment for impairment in the third quarter of fiscal year 2021, noting no impairment.
Goodwill
The following are the changes in the carrying value of goodwill for the fiscal years ended 31 March 2021 and 2020:

(Millions of US dollars)	Europe Building Products	Asia Pacific Fiber Cement	Total
Balance - 31 March 2019	$200.8	$0.3	$201.1
Impairment	—	(0.2)	(0.2)
Foreign exchange impact	(3.9)	(0.1)	(4.0)
Balance - 31 March 2020	$196.9	$—	$196.9
Foreign exchange impact	12.4	—	12.4
Balance - 31 March 2021	$209.3	$—	$209.3

Intangible Assets
The following are the net carrying amount of indefinite lived intangible assets other than goodwill for the fiscal years ended 31 March 2021 and 2020:

	31 March
(Millions of US dollars)	2021	2020
Tradenames	$120.6	$113.5
Other	7.4	7.4
Total	$128.0	$120.9
The following are the net carrying amount of amortizable intangible assets for the fiscal years ended 31 March 2021 and 2020:

	Year Ended 31 March 2021
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$55.2	$(9.3)	$45.9
Other	10.9	(10.9)	—
Total	$66.1	$(20.2)	$45.9

	Year Ended 31 March 2020
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$51.4	$(6.4)	$45.0
Other	11.6	(10.8)	0.8
Total	$63.0	$(17.2)	$45.8
The amortization of intangible assets was US$2.6 million, US$3.1 million and US$6.1 million for the fiscal years ended 31 March 2021, 2020 and 2019, respectively.
At 31 March 2021, the estimated future amortization of intangible assets is as follows:

Years ended 31 March (Millions of US dollars):
2022	$3.5
2023	4.3
2024	4.7
2025	4.8
2026	5.0